IPS NEW FRONTIER FUND 1999 SEMI-ANNUAL REPORT


Fellow Shareholders:

     We are pleased to present our Semi-annual Report for the six months ended May 31, 1999. Total assets have more than tripled, from $606,000 to $2,063,000 during the period. Please note also that we have moved our corporate offices to the address at the bottom of this page. All performance statistics are updated monthly, and portfolio stocks daily on our Web site. Notably, your fund has recently received attention in YOUR MONEY magazine, and has recently been nominated as one of the top 10 best new funds in the U.S. by AMERICA ON-LINE. Fund Manager Robert Loest was also recently interviewed in the May 10 issue of BUSINESS WEEK. All investors should be aware of the small number of stocks held by NEW FRONTIER FUND. We expect to keep this number below 20 stocks, although we typically carry large cash positions, typically from 25% to 50%, but falling as low as 13.8% at the end of Dec. 1998. Our strategy of buying mostly high tech or Internet companies that have been badly beaten up by clearly short-term factors, either in the overall stock market, the company's sector, or the company itself, appears so far to be working. As you can see from the performance graph below, your Fund has continued to distance itself from the major broad market indexes.


[FIGURE 1 APPEARS HERE in a graphical chart. The numbers, however, are represented below]

  ----------------------------------------------------------------------------
 |                                                                            |
 |                     $10,000 INVESTMENT AT INCEPTION 8/3/98                 |
 |                                                                            |
 |                              08/03/98       12/31/98       05/31/99        |
 |                                                                            |
 |          V.L. Arithmetic      $10,000        $10,145        $11,065        |
 |          S&P 500              $10,000        $11,029        $11,739        |
 |          New Frontier         $10,000        $11,836        $14,799        |
 |                                                                            |
  ----------------------------------------------------------------------------

Figure 1. The data presented herein and below represent past performance and are not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less at redemption than their original cost.


   TOTAL ANNUAL RETURN FOR:         IPS NEW FRONTIER              VALUE LINE             S&P 500
                                           FUND               ARITHMETIC INDEX          COMPOSITE

    6 months ended 5/31/99                40.94%                    13.53%                12.53%
    Inception 8/3/98 - 5/31/99            47.99%                    10.65%                17.39%

The total returns above include changes in the Fund's share price, plus reinvestment of dividends (income) and capital gains (profits from the sale of a stock). The VALUE LINE ARITHMETIC INDEX and the S&P 500 COMPOSITE have been adjusted to reflect total return with dividends reinvested.

________________________________________________________________________________

Phone: 423.524.1676     Web site: http://www.ipsfunds.com    1225 Weisgarber Rd.
       800.232.9142               -----------------------         Suite S-380
Fax:   423.544.0630       E-mail:    info@ipsfunds.com       Knoxville, TN 37909
                                     -----------------

 ----------------------------------------------------------
|      TABLE 1:  BREAKDOWN BY MARKET CAP MAY 31, 1999      |
|                                                          |
|           SECTOR              NUMBER       PERCENT       |
|         ------------------------------------------       |
|                                                          |
|     1.   Large Caps (>$10b)       8          50.0%       |
|     2.   Mid Caps                 8          50.0%       |
|     3.   Small Caps (<$1b)        0           0.0%       |
|                               -----       --------       |
|                                                          |
|           Total                 16          100.0%       |
|                                                          |
|            MEDIAN MARKET CAPITALIZATION:   $  5.1B       |
|            WEIGHTED AVERAGE MARKET CAP:    $ 11.3B       |
|                                                          |
 ----------------------------------------------------------


                       MANAGEMENT'S DISCUSSION & ANALYSIS
                       ----------------------------------

CLASSIFICATION BY MARKET CAPITALIZATION

     TABLE 1 presents the Fund's makeup by market capitalization as of 5/31/99.100.0% of the Fund is composed of mid- and large-cap companies. (Market capitalization is price per share times number of shares outstanding, one good measure of a company's size.) The balance of the Fund's assets is held in cash equivalents. We feel that median market cap is a better measure of the type of fund you own than is average market cap. The reason is that average market cap is strongly biased by single, large outliers like AMAZON (AMZN.O).

     Note that the Fund's market cap distribution has shifted over the last six months away from small caps and toward large cap companies, and that it no longer holds any small caps. This is simply a reflection of the areas in the stock market where we have found opportunity recently, and not due to any planned shift. The crash in the tech and Internet stocks this Spring provided an opportunity to add some large, high quality companies such as EMC CORP. (EMC.N) that had fallen a great deal, and that we felt offered a better reward/risk ratio than the smaller companies. We expect in the future that the Fund's market cap profile will continue to be determined by where in the stock market we find opportunity.

[FIGURE 2 APPEARS HERE in a graphical chart. The numbers, however, are represented below]

 ----------------------------------------------------------
|                                                          |
|      Quarter Returns:  IPS New FrontierFund              |
|       vs. Value Line Arithmetic Composite                |
|                                                          |
|                            IPS              Value Line   |
| Quarter ending         New Frontier         Arithmetic   |
|                            Fund              Composite   |
|                                                          |
|     09/98                 -1.92%              -16.23%    |
|     12/98                 20.67%               19.80%    |
|     03/99                 19.11%               -3.46%    |
|     06/99                  9.59%               17.24%    |
|                                                          |
 ----------------------------------------------------------
Figure 2. Relative volatility of the NEW FRONTIER FUND, on a quarterly basis, vs. the broad stock market as represented by the VALUE LINE ARITHMETIC COMPOSITE.


VOLATILITY OF RETURNS

     In order to gain a better perspective on your Fund's return and risk characteristics, review FIGURE 2, at right. Note that New Frontier's downside volatility has been significantly less than that of the overall market, as represented by the VALUE LINE ARITHMETIC COMPOSITE (VLAC). However, the Fund is still very volatile on a day-to-day basis, due to the small number of companies it holds. Note also that, while the Fund outperformed the S&P 500 during the quarter, it underperformed the VLAC. We feel a big part of the reason is the resurgence of smaller companies during the second quarter of this year. Both the Fund and the S&P 500 are underweighted in small companies, relative to the VLAC.

     Another reason for the Fund's reduced volatility relative to the broader market is its large cash position. It is typical for the Fund to carry cash positions of 25% - 50% most of the time. This reduces volatility, and provides a cash hoard for sharp corrections in the market or in particular companies we are watching. Given the aggressive trading of this fund, the small number of companies we own, and the large positions we occasionally take in the fund, we feel that maintaining a large cash position is necessary.

CHANGES IN PORTFOLIO SECTORS

     TABLE 2 on the shows a snapshot of the Fund's investment sector makeup and changes over the last six months. Note first of all the large cash positions at the end of both periods, which is typical. Also, you can see that for most portfolio sectors, there have been major changes. In many cases we have gone from 0% to a large position, as in the case of INFORMATION SERVICES, or from a large position to nothing, as with NATURAL GAS UTILITIES.

 ------------------------------------------------------------------
|                                                                  |
|                         TABLE 2                                  |
|                         -------                                  |
|                                                                  |
|    INDUSTRY SECTOR            POSITION (%)     POSITION (%)      |
|                                 5/31/99          11/30/98        |
|  ____________________________________________________________    |
|                                                                  |
|  Cash                              32.9%          28.9%          |
|  Financial & Brokerage              0.0%           5.5%          |
|  Computer & Internet Equip.         9.7%           0.0%          |
|  Electronic Commerce               11.8%           6.0%          |
|  Natural Gas Utilities              0.0%          21.8%          |
|  Information Services              14.5%           0.0%          |
|  Internet Service Providers        11.8%           2.2%          |
|  Medical Services                   0.0%           4.9%          |
|  Semi-Conductor Technology          0.0%           8.1%          |
|  Software                          15.3%          12.8%          |
|  Telecommunications                 4.0%           9.7%          |
|  ___________________________________________________________     |
|                                                                  |
|                                                                  |
 ------------------------------------------------------------------


     This is the result of successful stock picks. Our objective when we buy a company is normally a 50% plus short-term gain. We are buying companies whose stock price has plunged on what we believe are clearly short-term factors, either particular to that company, or to the industry sector. If we are correct, the stock recovers within a few months at most, and we sell it.

     Thus, over a six month period we should experience large changes in the Fund's investment sector make-up if we are accurate in our assessment of the companies we purchase for you. So far, this has proven to be the case. This also results in high turnover ratios and large capital gains, so be prepared to get socked with a big capital gains distribution at the end of 1999. We think the returns justify it, but all investors should understand our management strategy, because it is better suited for qualified plans where capital gains are tax-deferred, than for taxable accounts.

ANALYSIS OF PERFORMANCE

     We have broken down our performance gains by investment sector below, and listed the major contributors to each sector's performance.



    INVESTMENT SECTOR                  6-MONTH RETURN                     PRIMARY CONTRIBUTORS
    -----------------                  --------------                     --------------------
   Computer Networking                    (9.5)%                           COMS (-26.8%)
   Electric Utilities                     12.0%
   Electronic Commerce                    70.3%                            AMZN (+153.2%)
   Financial & Banking                    33.1%                            NCBC (+34.7%)
   Information Services                   57.5%                            BCST (+53.4%)
   Internet Service Providers            103.8%                            CNCX (+85.3%), VRIO (+206.9%)
   Medical Services                       32.8%                            HBOC (+32.8%)
   Natural Gas Utility                    41.5%                            CPN (+45.7%)
   Semiconductors                        146.7%                            ADI (+50.2%), BRCM (+56.7%), NSM (+56.4%)
   Software                                8.0%                            ITWO (+19.2%)
   Telecommunications                    156.6%                            GBLX (+71.8%), JDSU (+63.6%), PCS (+79.5%)

     The largest contributors by far to the Fund's capital gains were the Telecommunication, Semiconductor and Internet Service Provider sectors. Together, they accounted for 70.7% of the six-month period's total capital gains of $317,354. If you add in the Information Services sector - mostly Internet companies BROADCOM (BRCM.O), LYCOS (LCOS.O), NETWORK SOLUTIONS (NSOL.O) and YAHOO! (YHOO.O) - the total reaches nearly 90% of capital gains.

     There is an obvious theme here. Virtually all of your capital gains came from the Internet in one way or another. Most or all of the growth in our economy comes from increasing connectivity. The Internet is increasingly the way we communicate. We expect, for the foreseeable future, to concentrate our bets on these areas. What this means for you is that your portfolio will be more volatile than most funds on a day to day basis, because we are buying volatile stocks, and we are taking large positions. You should not expect that your portfolio will track the overall market on a daily basis, because performance tends to be determined by individual companies in the Fund with very large moves, not by the overall stock market. We sincerely appreciate your confidence in IPS New Frontier Fund. Please visit your Web site, and let us know if you have any questions or suggestions for us.

ROBERT A. LOEST, PH.D., CFA                         GREGORY A. D'AMICO
Senior Portfolio Manager                            President
________________________________________________________________________________

     This annual report is not authorized for distribution to prospective investors unless it is proceeded or accompanied by a Profile or a Prospectus for IPS New Frontier Fund.
________________________________________________________________________________
                                                                          Page 3

                              FINANCIAL STATEMENTS
                                   (Unaudited)

                              IPS NEW FRONTIER FUND
              _____________________________________________________


                       STATEMENT OF ASSETS AND LIABILITIES
                       For the 6 months ended May 31, 1999
                      -------------------------------------

ASSETS:
Investments in securities, at value -
 identified cost $2,110,843                        $2,090,853

Cash                                                     0.53
Accrued income
  Sales of fund shares                                210,832
  Security sales                                            0
  Dividends                                               127
  Interest                                              2,529
Other assets                                                0
                                                   ----------

Total assets                                        2,304,341

LIABILITIES:
Investments securities purchased                      239,400
Accrued expenses                                        1,871
                                                   ----------

Total liabilities                                     241,271
                                                   ----------
Net Assets on May 31, 1999
Equivalent to $17.73 per share based on
116,336.035 shares of capital stock
outstanding                                        $2,063,070
                                                   ==========

________________________________________________________________________________

                             STATEMENT OF OPERATIONS
                       for the 6 months ended May 31, 1999
                      ------------------------------------


INVESTMENT INCOME:
Income
   Dividend income                             $1,599
   Interest                                     9,048
Total income                                   10,647
Expenses:
   Management fees                              8,101
                                           ----------
Total expense                                   8,101
                                           ----------

Net investment income                           2,546
                                           ----------

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments           386,841
   Change in unrealized appreciation
   of investments for the year                (60,915)
                                           ----------
   Net gain (loss) on investments             325,926
                                           ----------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS               $328,472
                                           ==========


                              FINANCIAL STATEMENTS
                                   (Unaudited)

                              IPS NEW FRONTIER FUND
              _____________________________________________________

                       STATEMENT OF CHANGES IN NET ASSETS
                       For the 6 months ended May 31, 1999

                      ------------------------------------


                                  Six months ended        Year ended
                                        5/31                 11/30


INCREASE (DECREASE) IN NET              1999                 1998
ASSETS FROM OPERATIONS:                 ----                 ----

Investment income-net                  $  2,546              $1,131

Net realized gain on investments        386,841             (18,829)

CHANGE IN UNREALIZED                    (60,915)             40,925
APPRECIATION                          ---------             -------

Net increase in net assets              328,472              23,227
resulting from operations

DISTRIBUTIONS TO SHAREHOLDERS
FROM:

Investment income-net                    (1,125)               0

Realized gains                             0                   0
                                      ---------             -------

Net decrease in net assets due to        (1,125)               0
distributions to shareholders

CAPITAL SHARE TRANSACTIONS:

Issued-regular                        1,147,544            585,868

Issued-in lieu of cash                    1,125               0
distributions

Redeemed - regular                      (19,040)            (3,000)
                                      ---------          ---------

INCREASE IN NET ASSETS DUE TO         1,129,629            582,868
CAPITAL SHARE TRANSACTIONS

INCREASE IN NET ASSETS                1,456,976            606,094

NET ASSETS                              606,094               0
   Beginning of year
   End of period                     $2,063,070           $606,094
                                     ==========           ========

                              IPS NEW FRONTIER FUND

                          NOTES TO FINANCIAL STATEMENTS
                          SIX MONTHS ENDED MAY 31, 1999

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The company is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The company began selling shares and making investments on August 3, 1998. The Fund provides investment management and advisory services for its shareholders, which include individuals, qualified plans and trust accounts located in the United States.

Security  valuation - Investments in securities traded on a national  securities
-------------------
exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which is equivalent to value.

Federal income taxes - The Fund's policy is to comply with the  requirements  of
--------------------
the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of November 30, 1998, net unrealized appreciation on investments for book and federal income tax purposes aggregated ($60,915). The cost of portfolio securities for book and federal income tax purposes was $2,110,843.25.

Distributions  to shareholders - Dividends to  shareholders  are recorded on the
------------------------------
ex-dividend date.

Other - The Fund follows industry practice and records security  transactions on
-----
the trade date for performance calculations and the trade date plus one for fund accounting. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Use of estimates in the preparation of financial statements - The preparation of
-----------------------------------------------------------
financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - DISTRIBUTIONS TO SHAREHOLDERS

December 14, 1998 was the record date for income distribution on December 15, 1998 of $0.023 per share aggregating $1,125.25.

NOTE 3 - CAPITAL SHARE TRANSACTIONS

As of May 31, 1999, there were an unlimited number of shares of no par value capital stock authorized and capital paid in aggregated $1,712,496.

Transactions in capital stock for the period 11/30/98 through 05/31/99 were as follows:


                                                     SHARES                                  AMOUNT
                                                     ------                                  ------

                                            1999                  1998                 1999                1998

Shares sold                              70,623.917               48,349           $1,147,544           $  585,868
Share issued in reinvestment
  of Dividends                               87.092                 0                   1,125                 0
                                         ----------           ----------           ----------           ----------
  Total                                  70,711.009               48,349           $1,148,669           $  585,868
Shares redeemed                           2,484.969                  239               19,040                3,000
                                         ----------           ----------           ----------           ----------
Net increase                              68,226.04               48,110           $1,129,629           $  582,868

NOTE 4 - INVESTMENT TRANSACTIONS

The Fund made purchases of investment securities (excluding short-term securities) of $2,333,008 and $1,879,008, during the period November 30, 1998 through May 31, 1999; there were no investment transactions involving U.S. Government obligations.

As of November 30, 1998 the unrealized appreciation of securities was ($60,915); there are $386,841 undistributed net realized gains on investment transactions .

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund pays advisory fees for investment management and advisory services under a management agreement with IPS Advisory, Inc.(the Advisor). Under the agreement, the Advisor will pay all of the Fund's operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.40% of its average daily net assets to and including $100,000,000, 1.15% of such assets from $100,000,001 to and including $250,000,000, and 0.90% of such assets in excess of $250,000,001.

Certain officers and trustees of the Fund are also officers and directors of the investment advisor.

                       FOUR MONTHS ENDED NOVEMBER 30, 1998


Securities Service Network, Inc. (SSNI), the Fund's underwriter, has received no income from sales commissions earned on sales of the Fund shares, since it is a no-load fund. Mr. D'Amico and Mr. Loest are registered representatives of SSNI.

All securities trades for the Fund have been made through SSNI. Mr. D'Amico and Mr. Loest, as registered representatives of SSNI and received benefits from securities trading commissions paid by the Fund to SSNI.

NOTE 6 - PORTFOLIO MANAGER INVESTMENT DISCLOSURE

IPS New Frontier Fund prohibits its portfolio manager from trading in individual stocks. All of the invested assets of portfolio manager Robert Loest, as well as his immediate family, are invested in the IPS Funds family.


            __________________________________________________



                              IPS NEW FRONTIER FUND

            Financial Highlights, Selected Per Share Data and Ratios

____________________________________________________________________________________________________________


                                                          FOR THE PERIOD ENDED         FOR THE YEAR ENDED
                                                          MAY 31, 1999                 NOV. 30, 1998
                                                          ------------                 -------------

                                                              PER SHARE DATA:              PER SHARE DATA:
NET ASSET VALUE:
  Beginning of period                                         $12.600                    $12.000

Income from investment operations
Net Investment income                                          (0.034)                     0.029
Net realized and unrealized gain
  (loss) on investments                                         5.180                      0.571
                                                             --------                   --------

    TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS              5.146                      0.600

LESS DISTRIBUTIONS:

Dividends from net investment income                           (0.015)                     0.000
Dividends from net realized gains on investments               (0.000)                    (0.000)
                                                            ---------                  ---------

Total distributions                                           $(0.015)                   $(0.000)
Net asset value:
  End of period                                               $17.730                    $12.600
                                                            =========                  ---------

  Total return  (annualized)                                   82.279%                    16.143%

Ratios:
  Net assets, end of period (thousands)                   $ 2,063.1                    $ 606.1
  Ratio of expenses to average net assets                       1.40                       1.40%
  Ratio of net income to average net asse                      (0.90%)                     0.27%
  Portfolio turnover rate                                     222.49%                     15.48%
  Average commissions per share                           $     0.04913                $   0.07959

____________________________________________________________________________________________________________

See notes to financial statements.


                                                       IPS New Frontier Fund
                                                  Investment Portfolio May 31, 1999

=================================================================================================================================
                                                     SHARES OR                MARKET           PERCENT OF             SECTOR
EQUITY SECURITIES:                                   PRINCIPAL AMOUNT         VALUE            NET ASSETS            WEIGHTING
=================================================================================================================================
COMPUTER & INTERNET HARDWARE                                                                                            9.7%
----------------------------                                                                                            ----
  EMC Corp                                              2,000                $199,250             9.7%


ELECTRONIC COMMERCE                                                                                                    11.8%
-------------------                                                                                                    -----
  Amazon.com                                             600                  $71,250             3.5%
  Priceline                                            1,000                 $112,031             5.4%
  Verisign                                               500                  $59,250             2.9%

INFORMATION & SERVICES                                                                                                 14.5%
----------------------                                                                                                 -----
  Equifax                                              1,400                  $50,400             2.4%
  Lycos                                                1,000                 $100,500             4.9%
  Yahoo!                                               1,000                 $148,000             7.2%

INTERNET SERVICE PROVIDERS                                                                                             11.9%
--------------------------                                                                                             -----
  @Home                                                1,000                 $126,750             6.1%
  Earthlink Network                                    1,000                  $53,500             2.6%
  Concentric Networks                                  2,000                  $64,625             3.1%

Software                                                                                                               15.3%
--------                                                                                                               -----
  BMC Software                                         1,200                  $59,325             2.9%
  Broadvision                                          1,000                  $52,000             2.5%
  RealNetworks                                         2,000                 $141,750             6.9%
  i2                                                   2,000                  $63,250             3.1%

Telecommunications (Service & Euipment)                                                                                 4.0%
---------------------------------------                                                                                 ----
  Comcast Cable                                        1,000                  $36,063             1.7%
  Global Crossing                                      1,000                  $47,438             2.3%

Money Market Funds                                                                                                     34.2%
------------------                                                                                                     -----
  Riverfront U.S. Govt Securities Fund               705,472                 $705,472            34.2%

Cash, Payables & Receivables                                                                                           -1.3%
----------------------------                                                                                           -----
  Excess of Cash & Receivables over Payables            0                    ($27,783)           -1.3%

=================================================================================================================================
  TOTAL ASSETS:                                      725,172               $2,063,070                                 100.0%